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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547

                          Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2009 through June 30, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Independence
Fund

--------------------------------------------------------------------------------
Semiannual Report | June 30, 2009
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PINDX
Class B   INDBX
Class C   INDCX
Class Y   INYDX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              7
Prices and Distributions                       8
Performance Update                             9
Comparing Ongoing Fund Expenses               13
Schedule of Investments                       15
Financial Statements                          23
Notes to Financial Statements                 31
Trustees, Officers and Service Providers      39


                    Pioneer Independence Fund | Semiannual Report | 6/30/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Independence Fund | Semiannual Report | 6/30/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                    Pioneer Independence Fund | Semiannual Report | 6/30/09    3

Portfolio Management Discussion | 6/30/09

Performance results for Pioneer Independence Fund over the six months ended June 30, 2009 reflected the stock market's brisk recovery. In the following pages, portfolio manager Andrew Acheson explains the market's upward turn and the factors behind the Fund's results for the semiannual reporting period.

Q  What were conditions like over the six months ended June 30, 2009?

A For the first several weeks of 2009, equity markets continued to reel under pressure from the ongoing credit crisis and the deepening recession. Non-essential business activity ground to a near halt, unemployment was rising fast and concerns persisted about the stability of the financial system. But a sudden, spirited rally began in early March 2009, with no single event triggering the rebound. Rather, stocks had become deeply oversold, reaching levels that seemed to anticipate only the most dire of economic outcomes. At the same time, investors sensed that, despite very weak current data, the rate of economic contraction was beginning to slow. In addition, companies looking to cut costs had drawn down inventories to extremely low levels, creating the potential for a wave of restocking to meet increasing demand in any economic recovery.

Q  How did the Fund perform against that background?

A For the six months ended June 30, 2009, Pioneer Independence Fund's Class A shares had a total return of 17.76% at net asset value, compared with a 11.53% return for the Fund's benchmark, the Russell 1000 Growth Index (the Russell Index). Over the same six months, the average return of the 866 funds in Lipper's Large Cap Growth Fund category was 10.90%.

Q Which of your investment decisions most affected the Fund's performance over the six months ended June 30, 2009?

A Throughout this volatile period, we stuck to our proven discipline, adding new positions to the Fund and building up older holdings as valuations plunged to levels that could not be justified by traditional measures. As a result of these opportunistic moves, the Fund fared quite well when the market turned higher. Sector weightings and successful stock selection were both contributing factors to the Fund's performance during the six-month period, with stock choices the primary driver of the strong returns.

Q Which sector exposures contributed the most to the Fund's returns over the six months ended June 30, 2009?

A A significant overweight to the technology sector was a strong positive. We also expanded the Fund's financial holdings at the right time. The Fund's


4    Pioneer Independence Fund | Semiannual Report | 6/30/09
   underweight position compared to the Russell Index in the weak consumer discretionary sector aided comparative returns, as hard-pressed consumers focused on essential purchases. However, our move to broaden the Fund's industrial holdings proved premature, weakening results.

Q Which stocks contributed the most to Fund returns over the six months ended June 30, 2009?

A The Fund enjoyed strong contributions from stock selections in several market sectors. Shares of mining giant Freeport McMoRan surged along with rising copper prices, as demand for metals was rekindled in China and other Asian nations. Riverbed Technology continued to grow revenues and earnings throughout the recession. Many corporate customers embraced Riverbed's network optimization products that eliminate the need for more costly systems upgrades. Broadcom also executed very well, despite the difficult environment, winning new business for its chips that go into modems, wifi networks and a range of other communications applications; we reduced the Fund's position as prices moved higher. Apple, a long-time Fund holding, saw its shares rise dramatically, as customers responded enthusiastically to a new generation of iPhones and upgraded MacIntosh computers. Weatherford Oil Services recovered sharply from extremely low valuations, thanks to higher oil prices and a positive outlook for its oil field services.

Q What were some of the disappointing Fund holdings over the six-month period ended June 30, 2009?

A Within the industrial segment, the Fund's airline holdings suffered notable setbacks. Our commitment to the companies was clearly premature, despite the very low valuations at which we invested and good performance in late 2008. We have largely eliminated the holdings from the Fund, given the challenges they face from steep cutbacks in business travel and resurgent fuel costs. United Technologies, one of 2008's better performers and a sizeable Fund holding, was little changed in a rising market, holding back returns.

   Drug maker Bristol-Myers Squibb, which had held up well during the market's decline, was down modestly over the six months ended June 30, 2009. Investors turned away from such defensive holdings in what was a very growth-centered rally. We continue to hold Bristol-Myers because we believe the company has a good earnings outlook, promising new product pipeline and skill at making beneficial acquisitions. Also in health care, the Fund's large stake in Gilead Sciences amplified the impact of the stock's minor price decline. Gilead, whose strengths include treatments for HIV, was able to grow its business during the recession, and we maintain our positive view of its longer-term potential.


                    Pioneer Independence Fund | Semiannual Report | 6/30/09    5

Q  What is your outlook for the months ahead?

A In our opinion, the end of the recession is in sight and growth may surprise on the upside in the second half of this year. Inventory drawdowns made the recession worse, so the need for companies to restock may enhance the better economic data we anticipate in the months ahead. But prospects for 2010 could be restrained by the possibility of tax increases, the enormous federal budget deficit and uncertainty about the impact of any potential new health care legislation.

   We believe that the stock market still offers good value despite its steep climb from the lows reached in March 2009. We believe many companies offer impressive growth potential for the next several years, but the path to that growth will be volatile and challenging.


Please refer to the Schedule of Investments on pages 15-22 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


6    Pioneer Independence Fund | Semiannual Report | 6/30/09

Portfolio Summary | 6/30/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       83.6%
Temporary Cash Investment                                14.1%
Preferred Stock                                           1.2%
Depositary Receipts for International Stocks              1.1%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[The following data was represented as a pie chart in the printed material]

Information Technology                                   38.0%
Health Care                                              15.2%
Consumer Staples                                          9.1%
Industrials                                               8.9%
Financials                                                8.6%
Energy                                                    7.3%
Consumer Discretionary                                    6.9%
Materials                                                 6.0%


10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


    1.    Apple, Inc.                            5.16%
--------------------------------------------------------------------------------
    2.    Oracle Corp.                           4.02
--------------------------------------------------------------------------------
    3.    Intel Corp.                            4.02
--------------------------------------------------------------------------------
    4.    Gilead Sciences, Inc.                  3.90
--------------------------------------------------------------------------------
    5.    Bristol-Myers Squibb Co.               3.89
--------------------------------------------------------------------------------
    6.    EMC Corp.                              3.33
--------------------------------------------------------------------------------
    7.    United Technologies Corp.              3.26
--------------------------------------------------------------------------------
    8.    IntercontinentalExchange, Inc.         3.09
--------------------------------------------------------------------------------
    9.    F5 Networks, Inc.                      2.92
--------------------------------------------------------------------------------
   10.    Riverbed Technology, Inc.              2.85
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                    Pioneer Independence Fund | Semiannual Report | 6/30/09    7

Prices and Distributions | 6/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        Class                6/30/09           12/31/08
--------------------------------------------------------------------------------
          A*                 $ 8.09            $ 6.87
--------------------------------------------------------------------------------
          B                  $ 8.00            $ 6.83
--------------------------------------------------------------------------------
          C                  $ 7.87            $ 6.73
--------------------------------------------------------------------------------
          Y                  $ 8.08            $ 6.87
--------------------------------------------------------------------------------

Distributions per Share: 1/1/09-6/30/09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 Net Investment        Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A              $ --                $ --              $ --
--------------------------------------------------------------------------------
       B              $ --                $ --              $ --
--------------------------------------------------------------------------------
       C              $ --                $ --              $ --
--------------------------------------------------------------------------------
       Y              $ --                $ --              $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 9-12.

* Formerly designated Class P shares renamed Class A on June 26, 2007.

8    Pioneer Independence Fund | Semiannual Report | 6/30/09

Performance Update | 6/30/09                                     Class A* Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund at public offering price, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of June 30, 2009)
--------------------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
--------------------------------------------------------------------------------
10 Years                               -0.04%        -0.63%
5 Years                                -2.58         -3.73
1 Year                                -28.18        -32.31
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                        Gross           Net
--------------------------------------------------------------------------------
                                        1.55%         1.25%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                        Pioneer                Russell 1000
                   Independence Fund           Growth Index
6/99                  9,425                    10,000
6/01                 11,127                     8,021
6/03                  9,268                     6,070
6/05                 10,995                     7,275
6/07                 15,416                     9,190
6/09                  9,387                     6,525


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/12 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

* Formerly designated Class P, which were redesignated as Class A shares on June 26, 2007.

                    Pioneer Independence Fund | Semiannual Report | 6/30/09    9

Performance Update | 6/30/09                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of June 30, 2009)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/7/07)                             -28.56%       -30.40%
1 Year                                -28.83        -31.67
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                        Gross           Net
--------------------------------------------------------------------------------
                                        2.71%         2.15%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                        Pioneer                Russell 1000
                   Independence Fund           Growth Index
12/07                10,000                    10,000
6/08                  8,344                     9,094
6/09                  5,702                     6,866


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/10, for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.


10    Pioneer Independence Fund | Semiannual Report | 6/30/09

Performance Update | 6/30/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of June 30, 2009)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(3/10/06)                             -10.07%       -10.07%
1 Year                                -28.91        -28.91


--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                        Gross           Net
--------------------------------------------------------------------------------
                                        2.25%         2.15%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                        Pioneer                Russell 1000
                   Independence Fund           Growth Index
3/06                 10,000                    10,000
6/06                  9,774                     9,610
6/07                 11,697                    11,440
6/08                  9,827                    10,758
6/09                  6,986                     8,122


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/10, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

* Index comparison begins 3/31/06.

                   Pioneer Independence Fund | Semiannual Report | 6/30/09    11

Performance Update | 6/30/09                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Growth Index.


Average Annual Total Returns
(As of June 30, 2009)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
10 Years                                0.06%         0.06%
5 Years                                -2.37         -2.37
1 Year                                -28.04        -28.04
--------------------------------------------------------------------------------


Expense Ratio
(Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                        Gross           Net
--------------------------------------------------------------------------------
                                        1.01%         1.01%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                        Pioneer                Russell 1000
                   Independence Fund           Growth Index
6/99                 10,000                    10,000
6/01                 11,802                     8,021
6/03                  9,830                     6,070
6/05                 11,662                     7,275
6/07                 16,423                     9,190
6/09                 10,065                     6,525


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A Shares. The performance does not reflect differences in expenses, including the 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y, the performance shown for the Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Independence Fund | Semiannual Report | 6/30/09

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on actual returns from January 1, 2009 through June 30, 2009.


---------------------------------------------------------------------------------------
 Actual Share Class            A                B                C                Y
---------------------------------------------------------------------------------------
 Beginning Account        $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 1/1/09
---------------------------------------------------------------------------------------
 Ending Account           $ 1,177.60       $ 1,171.30       $ 1,169.40       $ 1,176.10
 Value on 6/30/09
---------------------------------------------------------------------------------------
 Expenses Paid            $     6.75       $    11.57       $    11.56       $     5.88
 During Period*
---------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 1.09% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                   Pioneer Independence Fund | Semiannual Report | 6/30/09    13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2009 through June 30, 2009.


---------------------------------------------------------------------------------------------
 Hypothetical Share Class            A                B                C                Y
---------------------------------------------------------------------------------------------
 Beginning Account              $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 1/1/09
---------------------------------------------------------------------------------------------
 Ending Account                 $ 1,018.60       $ 1,014.13       $ 1,014.13       $ 1,019.39
 Value on 6/30/09
---------------------------------------------------------------------------------------------
 Expenses Paid                  $     6.26       $    10.74       $    10.74       $     5.46
 During Period*
---------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 1.09% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


14    Pioneer Independence Fund | Semiannual Report | 6/30/09

Schedule of Investments | 6/30/09 (unaudited)


----------------------------------------------------------------------------------
 Shares                                                                 Value
----------------------------------------------------------------------------------
               PREFERRED STOCK -- 1.4%
               MATERIALS -- 1.4%
               Diversified Metals & Mining -- 1.4%
   112,000     Freeport-McMoRan Copper & Gold, Inc. 6.75%, 5/1/10     $  8,856,960
                                                                      ------------
               Total Materials                                        $  8,856,960
----------------------------------------------------------------------------------
               TOTAL PREFERRED STOCK
               (Cost $5,177,244)                                      $  8,856,960
----------------------------------------------------------------------------------
               COMMON STOCKS -- 98.7%
               ENERGY -- 7.3%
               Coal & Consumable Fuels -- 0.5%
   165,400     Massey Energy Co. (b)                                  $  3,231,916
----------------------------------------------------------------------------------
               Integrated Oil & Gas -- 1.3%
   108,608     Hess Corp.                                             $  5,837,680
    79,800     Petrobras Brasileiro SA (A.D.R.)*                         2,662,128
                                                                      ------------
                                                                      $  8,499,808
----------------------------------------------------------------------------------
               Oil & Gas Drilling -- 1.7%
   149,360     Transocean Ltd.*                                       $ 11,095,954
----------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 2.3%
   113,060     National-Oilwell Varco, Inc.*                          $  3,692,540
   562,640     Weatherford International, Inc.*                         11,005,238
                                                                      ------------
                                                                      $ 14,697,778
----------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 1.5%
   108,540     Devon Energy Corp.                                     $  5,915,430
    93,400     Southwestern Energy Co.*                                  3,628,590
                                                                      ------------
                                                                      $  9,544,020
                                                                      ------------
               Total Energy                                           $ 47,069,476
----------------------------------------------------------------------------------
               MATERIALS -- 4.7%
               Diversified Metals & Mining -- 2.6%
   336,000     Freeport-McMoRan Copper & Gold, Inc. (Class B)         $ 16,836,960
----------------------------------------------------------------------------------
               Fertilizers & Agricultural Chemicals -- 1.4%
   121,740     Monsanto Co.                                           $  9,050,152
----------------------------------------------------------------------------------
               Industrial Gases -- 0.7%
    61,700     Praxair, Inc.                                          $  4,385,019
                                                                      ------------
               Total Materials                                        $ 30,272,131
----------------------------------------------------------------------------------
               CAPITAL GOODS -- 8.4%
               Aerospace & Defense -- 6.2%
   539,820     Be Aerospace, Inc.*                                    $  7,751,815
   350,450     Honeywell International, Inc.                            11,004,130
   404,340     United Technologies Corp.                                21,009,506
                                                                      ------------
                                                                      $ 39,765,451
----------------------------------------------------------------------------------
               Construction & Engineering -- 0.5%
   133,000     Foster Wheeler, Ltd.*(b)                               $  3,158,750
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                   Pioneer Independence Fund | Semiannual Report | 6/30/09    15

------------------------------------------------------------------------
 Shares                                                       Value
------------------------------------------------------------------------
               Electrical Component & Equipment -- 1.7%
    69,620     First Solar, Inc.*(b)                        $ 11,286,794
                                                            ------------
               Total Capital Goods                          $ 54,210,995
------------------------------------------------------------------------
               TRANSPORTATION -- 0.5%
               Airlines -- 0.5%
   348,400     Continental Airlines, Inc. (Class B)*(b)     $  3,086,824
                                                            ------------
               Total Transportation                         $  3,086,824
------------------------------------------------------------------------
               CONSUMER SERVICES -- 1.7%
               Hotels, Resorts & Cruise Lines -- 1.0%
   286,300     Starwood Hotels & Resorts, Inc. (b)          $  6,355,860
------------------------------------------------------------------------
               Restaurants -- 0.7%
   272,000     Cheesecake Factory, Inc.*(b)                 $  4,705,600
                                                            ------------
               Total Consumer Services                      $ 11,061,460
------------------------------------------------------------------------
               MEDIA -- 1.0%
               Movies & Entertainment -- 1.0%
   267,700     Time Warner, Inc.                            $  6,743,363
                                                            ------------
               Total Media                                  $  6,743,363
------------------------------------------------------------------------
               RETAILING -- 4.1%
               Apparel Retail -- 0.2%
    44,800     Aeropostale, Inc.*                           $  1,535,296
------------------------------------------------------------------------
               Computer & Electronics Retail -- 0.8%
   162,000     Best Buy Co., Inc. (b)                       $  5,425,380
------------------------------------------------------------------------
               Department Stores -- 1.0%
   325,700     Nordstrom, Inc. (b)                          $  6,478,173
------------------------------------------------------------------------
               Home Improvement Retail -- 1.3%
   415,000     Lowe's Companies, Inc.                       $  8,055,150
------------------------------------------------------------------------
               Specialty Stores -- 0.8%
   252,900     Staples, Inc.                                $  5,100,993
                                                            ------------
               Total Retailing                              $ 26,594,992
------------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 3.9%
               Drug Retail -- 2.8%
   556,520     CVS/Caremark Corp.                           $ 17,736,292
------------------------------------------------------------------------
               Hypermarkets & Supercenters -- 1.1%
   151,600     Wal-Mart Stores, Inc.                        $  7,343,504
                                                            ------------
               Total Food & Drug Retailing                  $ 25,079,796
------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 3.0%
               Packaged Foods & Meats -- 0.3%
    45,000     Nestle SA (A.D.R.)                           $  1,695,015
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16    Pioneer Independence Fund | Semiannual Report | 6/30/09

----------------------------------------------------------------------
 Shares                                                     Value
----------------------------------------------------------------------
              Soft Drinks -- 2.7%
   61,400     Coca-Cola Co.                               $  2,946,586
  698,900     Dr Pepper Snapple Group, Inc.*                14,809,691
                                                          ------------
                                                          $ 17,756,277
                                                          ------------
              Total Food, Beverage & Tobacco              $ 19,451,292
----------------------------------------------------------------------
              HOUSEHOLD & PERSONAL PRODUCTS -- 2.2%
              Household Products -- 2.2%
  200,000     Colgate-Palmolive Co.                       $ 14,148,000
                                                          ------------
              Total Household & Personal Products         $ 14,148,000
----------------------------------------------------------------------
              HEALTH CARE EQUIPMENT & SERVICES -- 2.1%
              Health Care Equipment -- 2.1%
  442,242     Insulet Corp.*(b)                           $  3,405,263
  123,200     Medtronic, Inc.*                               4,298,448
   34,660     Surgical Intuitive, Inc.*(b)                   5,672,456
                                                          ------------
                                                          $ 13,376,167
                                                          ------------
              Total Health Care Equipment & Services      $ 13,376,167
----------------------------------------------------------------------
              PHARMACEUTICALS & BIOTECHNOLOGY -- 13.1%
              Biotechnology -- 5.9%
  537,520     Gilead Sciences, Inc.*(b)                   $ 25,177,437
  363,000     Vertex Pharmaceuticals, Inc.*                 12,937,320
                                                          ------------
                                                          $ 38,114,757
----------------------------------------------------------------------
              Life Sciences Tools & Services -- 1.5%
  172,540     Advanced Magnetics, Inc.*(b)                $  9,432,762
----------------------------------------------------------------------
              Pharmaceuticals -- 5.7%
   48,720     Abbott Laboratories, Inc.                   $  2,291,789
  116,800     Allergan, Inc.                                 5,557,344
1,234,160     Bristol-Myers Squibb Co.                      25,065,790
1,130,380     Cardiome Pharma Corp.*                         4,205,014
                                                          ------------
                                                          $ 37,119,937
                                                          ------------
              Total Pharmaceuticals & Biotechnology       $ 84,667,456
----------------------------------------------------------------------
              BANKS -- 1.6%
              Regional Banks -- 1.6%
  878,300     Zions Bancorporation (b)                    $ 10,153,148
                                                          ------------
              Total Banks                                 $ 10,153,148
----------------------------------------------------------------------
              DIVERSIFIED FINANCIALS -- 7.0%
              Asset Management & Custody Banks -- 2.1%
   26,900     Blackrock, Inc. (b)                         $  4,718,798
  151,650     Invesco Ltd.                                   2,702,403
  130,100     State Street Corp.                             6,140,720
                                                          ------------
                                                          $ 13,561,921
----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                   Pioneer Independence Fund | Semiannual Report | 6/30/09    17

----------------------------------------------------------------------------
 Shares                                                           Value
----------------------------------------------------------------------------
               Consumer Finance -- 0.4%
  113,279      American Express Co.                             $  2,632,604
----------------------------------------------------------------------------
               Diversified Financial Services -- 1.2%
  249,462      Bank of America Corp.                            $  3,292,898
  129,900      J.P. Morgan Chase & Co.                             4,430,889
                                                                ------------
                                                                $  7,723,787
----------------------------------------------------------------------------
               Investment Banking & Brokerage -- 0.2%
   51,140      Lazard Ltd.                                      $  1,376,689
----------------------------------------------------------------------------
               Specialized Finance -- 3.1%
  174,312      IntercontinentalExchange, Inc.*(b)               $ 19,913,403
                                                                ------------
               Total Diversified Financials                     $ 45,208,404
----------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 11.1%
               Data Processing & Outsourced Services -- 1.3%
   48,140      MasterCard, Inc. (b)                             $  8,054,303
----------------------------------------------------------------------------
               Internet Software & Services -- 1.2%
  481,160      Yahoo!, Inc.*(b)                                 $  7,534,966
----------------------------------------------------------------------------
               Systems Software -- 8.6%
  369,160      BMC Software, Inc.*                              $ 12,473,916
  186,980      McAfee, Inc.*(b)                                    7,888,686
  396,200      Microsoft Corp.                                     9,417,674
1,211,150      Oracle Corp.                                       25,942,833
                                                                ------------
                                                                $ 55,723,109
                                                                ------------
               Total Software & Services                        $ 71,312,378
----------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 17.1%
               Communications Equipment -- 7.1%
  230,400      Brocade Communications Systems, Inc.*            $  1,801,728
  544,422      F5 Networks, Inc.*                                 18,831,556
   96,640      Research In Motion, Ltd.*                           6,866,272
  792,140      Riverbed Technology, Inc.*(b)                      18,369,727
                                                                ------------
                                                                $ 45,869,283
----------------------------------------------------------------------------
               Computer Hardware -- 5.2%
  233,700      Apple, Inc.*                                     $ 33,285,891
----------------------------------------------------------------------------
               Computer Storage & Peripherals -- 4.8%
1,640,600      EMC Corp.*                                       $ 21,491,860
  478,580      NetApp, Inc.*(b)                                    9,437,598
                                                                ------------
                                                                $ 30,929,458
                                                                ------------
               Total Technology Hardware & Equipment            $110,084,632
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Independence Fund | Semiannual Report | 6/30/09

-----------------------------------------------------------------------------------
 Shares                                                                  Value
-----------------------------------------------------------------------------------
               SEMICONDUCTORS -- 9.9%
  406,100      Broadcom Corp.*                                         $ 10,067,219
1,566,300      Intel Corp. (b)                                           25,922,265
  823,340      Marvell Technology Group, Ltd.*                            9,583,678
2,075,160      ON Semiconductor Corp.*(b)                                14,235,598
  427,464      Taiwan Semiconductor Manufacturing Co. (A.D.R.) (b)        4,022,436
                                                                       ------------
                                                                       $ 63,831,196
                                                                       ------------
               Total Semiconductors                                    $ 63,831,196
-----------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $613,892,626)                                     $636,351,710
-----------------------------------------------------------------------------------


---------------------------------------------------------------------------------
Principal
Amount
---------------------------------------------------------------------------------
                 TEMPORARY CASH INVESTMENTS -- 16.4%
                 Securities Lending Collateral -- 16.4% (c)
                 Certificates of Deposit:
$ 2,376,217      Abbey National Plc, 1.27%, 8/13/09                  $  2,376,217
  3,564,325      Royal Bank of Canada NY, 1.19%, 8/7/09                 3,564,325
  4,277,190      Svenska Bank NY, 1.48%, 7/8/09                         4,277,190
  4,747,575      Cafco, 0.40%, 10/1/09                                  4,747,575
  3,324,116      Ciesco, 0.40%, 9/1/09                                  3,324,116
  3,564,102      Fasco, 0.25%, 7/10/09                                  3,564,102
  4,748,103      Kithaw, 0.40%, 9/21/09                                 4,748,103
  4,751,257      Merrill Lynch, 0.61%, 8/14/09                          4,751,257
  4,752,433      CBA, 1.35%, 7/16/09                                    4,752,434
  4,752,433      Societe Generale, 1.06%, 9/4/09                        4,752,433
  4,752,433      U.S. Bank NA, 0.76%, 8/24/09                           4,752,433
                                                                     ------------
                                                                     $ 45,610,185
---------------------------------------------------------------------------------
                 Commercial Paper:
  4,752,433      Monumental Global Funding, Ltd., 1.28%, 8/17/09     $  4,752,433
  2,376,217      CME Group, Inc., 1.21%, 8/6/09                         2,376,217
  3,565,642      GE, 0.47%, 9/18/09                                     3,565,642
    959,250      GE, 0.79%, 10/26/09                                      959,250
  4,666,889      American Honda Finance Corp., 1.27%, 7/14/09           4,666,890
  4,752,433      HSBC Bank, Inc., 1.31%, 8/14/09                        4,752,433
  1,188,108      IBM, 0.88%, 9/25/09                                    1,188,108
  4,277,190      New York Life Global, 0.75%, 9/4/09                    4,277,190
                                                                     ------------
                                                                     $ 26,538,163
---------------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
 13,306,813      Deutsche Bank, 0.08%, 7/1/09                        $ 13,306,813
 15,844,280      Barclays Capital Markets, 0.01%, 7/1/09               15,844,281
                                                                     ------------
                                                                     $ 29,151,094
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                   Pioneer Independence Fund | Semiannual Report | 6/30/09    19

---------------------------------------------------------------------------
 Shares                                                          Value
---------------------------------------------------------------------------
                Money Market Mutual Fund:
  4,752,433     JPMorgan U.S. Government Money Market Fund     $  4,752,433
                                                               ------------
                Total Securities Lending Collateral            $106,051,875
---------------------------------------------------------------------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $106,051,875)                            $106,051,875
---------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 116.5%
                (Cost $725,121,745)                            $751,260,545
---------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Contracts
--------------------------------------------------------------------------------
               WRITTEN OPTIONS -- (0.0)%
               Call Option -- (0.0)%
      (50)     Apple, Inc., July 18 call at $140                  $     (26,875)
     (100)     Apple, Inc., July 18 call at $150                        (12,900)
     (100)     IntercontinentalExchange, July 18 call at $120           (20,250)
     (250)     Netapp, Inc., July 18 call at $19                        (27,500)
     (300)     State Street Corp., July 18 call at $45                  (97,500)
     (500)     Yahoo!, Inc., July 18 call at $15                        (47,500)
                                                                  -------------
                                                                  $    (232,525)
--------------------------------------------------------------------------------
               TOTAL WRITTEN OPTIONS
               (Cost $(255,178)                                   $    (232,525)
--------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- (16.5)%            $(106,393,276)
                                                                  -------------
               TOTAL NET ASSETS -- 100.0%                         $ 644,634,744
================================================================================


*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(a) At June 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $737,828,938 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                            $  76,955,848
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (63,524,241)
                                                                                  -------------
       Net unrealized gain                                                        $  13,431,607
                                                                                  =============

(b)      At June 30, 2009, the following securities were out on loan:

The accompanying notes are an integral part of these financial statements.


20    Pioneer Independence Fund | Semiannual Report | 6/30/09

----------------------------------------------------------------------------------
    Shares         Description                                         Value
----------------------------------------------------------------------------------
     133,700     Advanced Magnetics, Inc.*                           $   7,309,379
     106,600     Best Buy Co., Inc.                                      3,570,034
       4,000     Blackrock, Inc.                                           701,680
      90,700     Cheesecake Factory, Inc.*                               1,569,110
     153,600     Continental Airlines, Inc. (Class B)*                   1,360,896
      62,800     First Solar, Inc.*                                     10,181,136
      23,600     Foster Wheeler, Ltd.*                                     560,500
     148,000     Gilead Sciences, Inc.*                                  6,932,320
     437,500     Insulet Corp.*                                          3,368,750
     300,000     Intel Corp.                                             4,965,000
     110,000     IntercontinentalExchange, Inc.*                        12,566,400
      34,300     Surgical Intuitive, Inc.*                               5,613,538
      20,000     Massey Energy Co.                                         390,800
      24,600     MasterCard, Inc.                                        4,115,826
     149,600     McAfee, Inc.*                                           6,311,624
     444,400     NetApp, Inc.*                                           8,763,568
     183,000     Nordstrom, Inc.                                         3,639,870
      17,700     ON Semiconductor Corp.*                                   121,422
      70,400     Riverbed Technology, Inc.*                              1,632,576
     230,100     Starwood Hotels & Resorts                               5,108,220
      68,000     Taiwan Semiconductor Manufacturing Co. (A.D.R.)           639,880
     262,000     Yahoo!, Inc.*                                           4,102,920
     800,900     Zions Bancorporation                                    9,258,404
----------------------------------------------------------------------------------
                 Total                                               $ 102,783,853
==================================================================================

(c)      Security lending collateral is managed by Credit Suisse, New York
         Branch.


Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2009, aggregated $244,571,564 and $256,238,855, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The accompanying notes are an integral part of these financial statements.


                   Pioneer Independence Fund | Semiannual Report | 6/30/09    21

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets:

--------------------------------------------------------------------------------------------
                                 Level 1           Level 2          Level 3      Total
--------------------------------------------------------------------------------------------
 Common stocks                  $636,351,710      $         --     $    --      $636,351,710
 Preferred stock                   8,856,960                --          --         8,856,960
 Temporary cash investments        4,752,433       101,299,442          --       106,051,875
--------------------------------------------------------------------------------------------
 Total                          $649,961,103      $101,299,442     $    --      $751,260,545
============================================================================================

The accompanying notes are an integral part of these financial statements.


22    Pioneer Independence Fund | Semiannual Report | 6/30/09

Statement of Assets and Liabilities | 6/30/09 (unaudited)


ASSETS:
  Investment in securities, at value (including securities loaned of
   $102,783,853) (cost $725,121,745)                                    $ 751,260,545
  Cash                                                                      3,497,939
  Receivables --
   Investment securities sold                                              12,161,133
   Fund shares sold                                                            67,591
   Dividends and foreign taxes withheld                                       125,335
   Due from Pioneer Investment Management, Inc.                               199,281
  Other                                                                        59,049
-------------------------------------------------------------------------------------
     Total assets                                                       $ 767,370,873
-------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                      $  15,702,865
   Fund shares repurchased                                                    412,940
   Upon return of securities loaned                                       106,051,875
   Open option contracts written (premiums received $255,178)                 232,525
  Due to affiliates                                                           265,574
  Accrued expenses                                                             70,350
-------------------------------------------------------------------------------------
     Total liabilities                                                  $ 122,736,129
-------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                      $1,130,357,192
  Undistributed net investment income                                         341,447
  Accumulated net realized loss on investments and written options       (512,225,349)
  Net unrealized gain on investments                                       26,138,800
  Net unrealized gain on written options                                       22,654
-------------------------------------------------------------------------------------
     Total net assets                                                   $ 644,634,744
-------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $591,863,370/73,201,935 shares)                     $        8.09
  Class B (based on $22,771,706/2,847,516 shares)                       $        8.00
  Class C (based on $18,507,432/2,350,390 shares)                       $        7.87
  Class Y (based on $11,492,236/1,423,005 shares)                       $        8.08
MAXIMUM OFFERING PRICE:
  Class A ($8.09 [divided by] 94.25%)                                   $        8.58
=====================================================================================

The accompanying notes are an integral part of these financial statements.


                   Pioneer Independence Fund | Semiannual Report | 6/30/09    23

Statement of Operations (unaudited)

For the Six Months Ended 6/30/09



INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $12,817)         $   3,038,834
  Interest                                                           238,078
  Income from securities loaned, net                                 210,995
-------------------------------------------------------------------------------------------------
     Total investment income                                                        $   3,487,907
-------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                              $   1,870,767
  Transfer agent fees
   Class A                                                           889,946
   Class B                                                           112,094
   Class C                                                            45,595
   Class Y                                                               572
  Distribution fees
   Class A                                                           638,743
   Class B                                                           103,561
   Class C                                                            86,793
  Shareholder communications expense                                  70,367
  Administrative reimbursements                                       97,927
  Custodian fees                                                      15,070
  Registration fees                                                   35,287
  Professional fees                                                   28,710
  Printing expense                                                    34,017
  Fees and expenses of nonaffiliated trustees                         35,796
  Miscellaneous                                                       20,888
-------------------------------------------------------------------------------------------------
     Total expenses                                                                 $   4,086,133
     Less management fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                               (338,259)
     Less fees paid indirectly                                                               (485)
-------------------------------------------------------------------------------------------------
     Net expenses                                                                   $   3,747,389
-------------------------------------------------------------------------------------------------
       Net investment loss                                                          $    (259,482)
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND OPTION CONTRACTS:
  Net realized gain (loss) on:
   Investments                                                 $(106,718,080)
   Written options closed/expired                                  3,527,232        $(103,190,848)
-------------------------------------------------------------------------------------------------
  Change in net unrealized gain on:
   Investments                                                 $ 201,870,762
   Written options                                                    22,654        $ 201,893,416
-------------------------------------------------------------------------------------------------
  Net gain on investments                                                           $  98,702,568
-------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                              $  98,443,086
=================================================================================================

The accompanying notes are an integral part of these financial statements.


24    Pioneer Independence Fund | Semiannual Report | 6/30/09

Statement of Changes in Net Assets

For the Six Months Ended 6/30/09 and the Year Ended 12/31/08, respectively

-------------------------------------------------------------------------------------------
                                                          Six Months Ended
                                                          6/30/09            Year Ended
                                                          (unaudited)        12/31/08
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                               $     (259,482)   $    2,829,848
Net realized loss on investments and written options         (103,190,848)     (286,252,566)
Change in net unrealized gain (loss) on investments and
  written options                                             201,893,416      (307,430,536)
-------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                            $   98,443,086    $ (590,853,254)
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.00 and $0.03 per share, respectively)       $           --    $   (1,927,544)
   Class Y ($0.00 and $0.06 per share, respectively)                   --          (301,375)
-------------------------------------------------------------------------------------------
     Total distributions to shareowners                    $           --    $   (2,228,919)
-------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $   45,991,454    $  143,531,959
Reinvestment of distributions                                          --         2,156,893
Cost of shares repurchased                                    (69,846,696)     (194,642,628)
-------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                          $  (23,855,242)   $  (48,953,776)
-------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                   $   74,587,844    $ (642,035,949)
NET ASSETS:
Beginning of period                                           570,046,900     1,212,082,849
-------------------------------------------------------------------------------------------
End of period                                              $  644,634,744    $  570,046,900
-------------------------------------------------------------------------------------------
Undistributed net investment income                        $      341,447    $      600,929
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                   Pioneer Independence Fund | Semiannual Report | 6/30/09    25

------------------------------------------------------------------------------------------------------
                                     '09 Shares     '09 Amount            '08 Shares      '08 Amount
                                     (unaudited)    (unaudited)
------------------------------------------------------------------------------------------------------
Class A
Shares sold                           5,700,164     $ 39,315,719           10,204,820     $103,918,623
Reinvestment of distributions                --               --              284,322        1,887,139
Less shares repurchased              (4,530,544)     (31,306,502)         (11,776,968)    (122,550,248)
------------------------------------------------------------------------------------------------------
   Net increase (decrease)            1,169,620     $  8,009,217           (1,287,826)    $(16,744,486)
======================================================================================================
Class B
Shares sold                             199,192     $  1,388,669              476,247     $  4,787,381
Reinvestment of distributions                --               --                   --               --
Less shares repurchased                (508,094)      (3,510,165)          (1,409,873)     (14,498,954)
------------------------------------------------------------------------------------------------------
   Net decrease                        (308,902)    $ (2,121,496)            (933,626)    $ (9,711,573)
======================================================================================================
Class C
Shares sold                             150,601     $  1,001,192              607,928     $  6,480,438
Reinvestment of distributions                --               --                   --               --
Less shares repurchased                (547,690)      (3,670,777)          (1,475,134)     (14,804,078)
------------------------------------------------------------------------------------------------------
   Net decrease                        (397,089)    $ (2,669,585)            (867,206)    $ (8,323,640)
======================================================================================================
Class Y
Shares sold                             696,823     $  4,285,874            2,589,230     $ 28,345,517
Reinvestment of distributions                --               --               40,748          269,754
Less shares repurchased              (4,344,579)     (31,359,252)          (6,508,220)     (42,789,348)
------------------------------------------------------------------------------------------------------
   Net decrease                      (3,647,756)    $(27,073,378)          (3,878,242)    $(14,174,077)
======================================================================================================

The accompanying notes are an integral part of these financial statements.


26    Pioneer Independence Fund | Semiannual Report | 6/30/09

Financial Highlights

--------------------------------------------------------------------------------------------------------------
                                                                                Six Months
                                                                                Ended              Year
                                                                                6/30/09            Ended
                                                                                (unaudited)        12/31/08
-------------------------------------------------------------------------------------------------------------
Class A*
Net asset value, beginning of period                                            $   6.87           $  13.48
--------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                   $  (0.00)(a)       $   0.03
 Net realized and unrealized gain (loss) on investments and written options         1.22              (6.61)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                              $   1.22           $  (6.58)
Distributions to shareowners:
 Net investment income                                                                --              (0.03)
 Net realized gain                                                                    --                 --
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $   1.22           $  (6.61)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $   8.09           $   6.87
==============================================================================================================
Total return**                                                                     17.76%            (48.83)%
Ratio of net expenses to average net assets+                                        1.25%***          1.26%
Ratio of net investment income (loss) to average net assets+                       (0.04)%***          0.33%
Portfolio turnover rate                                                              163%***           154%
Net assets, end of period (in thousands)                                        $591,863           $495,187
Ratios with no waiver of management fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                       1.34%***           1.55%
 Net investment income (loss)                                                      (0.13)%***          0.04%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                       1.25%***           1.25%
 Net investment income (loss)                                                      (0.04)%***          0.34%
--------------------------------------------------------------------------------------------------------------



Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Year         Year         Year         Year
                                                                                Ended        Ended        Ended        Ended
                                                                                12/31/07     12/31/06     12/31/05     12/31/04
-----------------------------------------------------------------------------------------------------------------------------------
Class A*
Net asset value, beginning of period                                            $  12.85     $  12.63     $  12.16     $  11.11
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                   $   0.01     $   0.01     $   0.01     $   0.01
 Net realized and unrealized gain (loss) on investments and written options         1.59         1.39         1.15         1.05
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                              $   1.60     $   1.40     $   1.16     $   1.06
Distributions to shareowners:
 Net investment income                                                             (0.01)       (0.01)       (0.01)       (0.01)
 Net realized gain                                                                 (0.96)       (1.17)       (0.68)          --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $   0.63     $   0.22     $   0.47     $   1.05
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $  13.48     $  12.85     $  12.63     $  12.16
===================================================================================================================================
Total return**                                                                     12.69%       10.96%        9.59%        9.53%
Ratio of net expenses to average net assets+                                        1.32%        1.50%        1.50%        1.50%
Ratio of net investment income (loss) to average net assets+                        0.06%        0.12%        0.09%        0.06%
Portfolio turnover rate                                                               84%          72%         100%          93%
Net assets, end of period (in thousands)                                        $988,476     $495,745     $393,266     $291,317
Ratios with no waiver of management fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                       1.37%        1.53%        1.53%        1.96%
 Net investment income (loss)                                                       0.01%        0.09%        0.06%       (0.40)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                       1.30%        1.50%        1.50%        1.50%
 Net investment income (loss)                                                       0.08%        0.12%        0.09%        0.06%
-----------------------------------------------------------------------------------------------------------------------------------

(a)   Amount rounds to less than one cent per share.
*     Formerly Class P shares renamed Class A shares on June 26, 2007.
** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
***   Annualized.
+     Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

                     Pioneer Independence Fund | Semiannual Report | 6/30/09  27

------------------------------------------------------------------------------------------------------
                                                    Six Months
                                                    Ended              Year               12/7/07
                                                    6/30/09            Ended              to
                                                    (unaudited)        12/31/08           12/31/07 (a)
------------------------------------------------------------------------------------------------------
 Class B
 Net asset value, beginning of period               $   6.83           $  13.47           $  13.54
------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment loss                               $  (0.03)          $  (0.06)          $  (0.02)
  Net realized and unrealized gain (loss) on
    investments and written options                     1.20              (6.58)             (0.05)
------------------------------------------------------------------------------------------------------
      Net increase (decrease) from investment
       operations                                   $   1.17           $  (6.64)          $  (0.07)
------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $   1.17           $  (6.64)          $  (0.07)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $   8.00           $   6.83           $  13.47
=====================================================================================================
 Total return*                                         17.13%            (49.29)%            (0.52)%(b)
 Ratio of net expenses to average net assets            2.15%**            2.17%              2.84%**
 Ratio of net investment loss to average
  net assets                                           (0.94)%**          (0.58)%            (2.54)%**
 Portfolio turnover rate                                 163%**             154%                84%
 Net assets, end of period (in thousands)           $ 22,772           $ 21,558           $ 55,107
 Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                          2.84%**            2.71%              3.18%**
  Net investment loss                                  (1.63)%**          (1.12)%            (2.88)%**
 Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                          2.15%**            2.15%              2.15%**
  Net investment loss                                  (0.94)%**          (0.56)%            (1.85)%**
------------------------------------------------------------------------------------------------------

(a) Class B shares were first offered in connection with the reorganization of Pioneer Growth Shares into Pioneer Independence Fund on December 7, 2007.
(b)   Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**    Annualized.


28    Pioneer Independence Fund | Semiannual Report | 6/30/09

-----------------------------------------------------------------------------------------------------------
                                                  Six Months
                                                  Ended                                        3/10/06 (a)
                                                  6/30/09        Year Ended     Year Ended     to
                                                  (unaudited)    12/31/08       12/31/07       12/31/06 (b)
-----------------------------------------------------------------------------------------------------------
 Class C
 Net asset value, beginning of period             $   6.73       $  13.26       $  12.74       $  13.17
-----------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment income (loss)                    $  (0.03)      $  (0.07)      $  (0.02)      $   0.00(c)
  Net realized and unrealized gain (loss) on
    investments and written options                   1.17          (6.46)          1.50           0.81
-----------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
       investment operations                      $   1.14       $  (6.53)      $   1.48       $   0.81
 Distributions to shareowners:
  Net investment income                                 --             --             --          (0.07)
  Net realized gain                                     --             --          (0.96)         (1.17)
-----------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value       $   1.14       $  (6.53)      $   0.52       $  (0.43)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $   7.87       $   6.73       $  13.26       $  12.74
===========================================================================================================
 Total return*                                       16.94%        (49.25)%        11.85%          6.04%(d)
 Ratio of net expenses to average net assets          2.15%**        2.16%          2.03%          2.08%**
 Ratio of net investment loss to average
  net assets                                         (0.93)%**      (0.57)%        (0.98)%        (1.05)%**
 Portfolio turnover rate                               163%**         154%           84%             72%
 Net assets, end of period (in thousands)         $ 18,507       $ 18,479       $ 47,916       $    901
 Ratios with no waiver of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                        2.54%**        2.25%          2.03%          2.08%**
  Net investment loss                                (1.33)%**      (0.66)%        (0.98)%        (1.05)%**
 Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                        2.15%**        2.15%          1.97%          2.08%**
  Net investment loss                                (0.93)%**      (0.56)%        (0.92)%        (1.05)%**
-----------------------------------------------------------------------------------------------------------

(a)   Class C shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c)   Amount rounds to less than one cent per share.
(d)   Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**    Annualized.

The accompanying notes are an integral part of these financial statements.


                   Pioneer Independence Fund | Semiannual Report | 6/30/09    29

-----------------------------------------------------------------------------------------------------------
                                                  Six Months
                                                  Ended                                        3/10/06 (a)
                                                  6/30/09        Year Ended     Year Ended     to
                                                  (unaudited)    12/31/08       12/31/07       12/31/06 (b)
-----------------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period             $   6.87       $  13.47       $  12.85       $  13.17
-----------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment income                           $   0.16       $   0.14       $   0.03       $   0.03
  Net realized and unrealized gain (loss) on
    investments and written options                   1.05          (6.68)          1.63           0.86
-----------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
       investment operations                      $   1.21       $  (6.54)      $   1.66       $   0.89
 Distributions to shareowners:
  Net investment income                                 --          (0.06)         (0.08)         (0.04)
  Net realized gain                                     --             --          (0.96)         (1.17)
-----------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value       $   1.21       $  (6.60)      $   0.62       $  (0.32)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $   8.08       $   6.87       $  13.47       $  12.85
===========================================================================================================
 Total return*                                       17.61%        (48.54)%        13.15%          6.74%(c)
 Ratio of net expenses to average net assets          1.09%**        0.85%          0.81%          1.29%**
 Ratio of net investment income to average
  net assets                                          0.21%**        0.74%          0.53%          0.26%**
 Portfolio turnover rate                               163%**         154%            84%            72%
 Net assets, end of period (in thousands)         $ 11,492       $ 34,822       $120,584       $     10
 Ratios with no waiver of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
    Net expenses                                      1.09%**        0.85%          0.81%          1.29%**
    Net investment income                             0.21%**        0.74%          0.53%          0.26%**
 Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                        1.09%**        0.85%          0.81%          1.29%**
  Net investment income                               0.21%**        0.74%          0.53%          0.26%**
-----------------------------------------------------------------------------------------------------------

(a)   Class Y shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c)   Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**    Annualized.


30    Pioneer Independence Fund | Semiannual Report | 6/30/09

Notes to Financial Statements | 6/30/09 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer Independence Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. On June 22, 2007, then existing Class A Shares of the Fund were converted to Class P shares which were then renamed Class A on June 26, 2007. Class B shares were first publicly offered on December 7, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.


                   Pioneer Independence Fund | Semiannual Report | 6/30/09    31

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2009 there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net


32    Pioneer Independence Fund | Semiannual Report | 6/30/09
     investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The Fund has elected to defer $82,538,451 of capital losses recognized between November 1, 2008 and December 31, 2008 to its fiscal year ending December 31, 2009.

     At December 31, 2008, the Fund had a net capital loss carryforward of $313,758,047, of which the following amounts will expire between 2009 and 2016 if not utilized; $31,101,526 in 2009, $90,748,184 in 2010 and
     $191,908,337 in 2016.

     The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2008 was as follows:


-----------------------------------------------
                                           2008
-----------------------------------------------
   Distributions paid from:
   Ordinary income                   $2,228,919
   Long-term capital gain                    --
-----------------------------------------------
     Total                           $2,228,919
===============================================


     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2008:


------------------------------------------------------------
                                                        2008
------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income               $     570,119
   Capital loss carryforward                    (313,758,047)
   Current year Post-October loss deferred       (82,538,451)
   Unrealized depreciation                      (188,439,155)
------------------------------------------------------------
     Total                                     $(584,165,534)
============================================================


     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustments on partnerships.


C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $16,989 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2009.


                   Pioneer Independence Fund | Semiannual Report | 6/30/09    33

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.


E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's security lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the


34    Pioneer Independence Fund | Semiannual Report | 6/30/09
     right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


G.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.


H.   Option Writing

     When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. The average number of contracts open during the six months ended June 30, 2009 was 2,482.

     Transactions in written options for the six months ended June 30, 2009 are summarized as follows:


---------------------------------------------------------------------------------
                                                  Number of         Premiums
                                                  Contracts         Received
---------------------------------------------------------------------------------
   Options outstanding at beginning of period              --        $         --
   Options opened                                      47,955           5,449,675
   Option exercised                                    (8,794)         (1,121,319)
   Options closed                                      (9,674)         (1,530,589)
   Options expired                                    (28,187)         (2,542,589)
---------------------------------------------------------------------------------
   Options outstanding at end of period                 1,300        $    255,178
=================================================================================

                   Pioneer Independence Fund | Semiannual Report | 6/30/09
35

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through May 1, 2012 for Class A shares and through May 1, 2010 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limitations beyond these dates.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due from Affiliates" reflected on the Statement of Assets and Liabilities is $12,494 in management fees, administrative fees and certain other fees payable to PIM at June 30, 2009.


3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2009, such out of pocket expenses by class of shares were as follows:


---------------------------------------------
 Shareholder Communications:
---------------------------------------------
 Class A                              $    --
 Class B                                1,617
 Class C                               23,963
 Class Y                               44,787
---------------------------------------------
   Total                              $70,367
=============================================


Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $247,852 in transfer agent fees and shareholder communications expense payable to PIMSS at June 30, 2009.


4.   Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services


36    Pioneer Independence Fund | Semiannual Report | 6/30/09
and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $5,228 in distribution fees payable to PFD at June 30, 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2009 CDSCs in the amount of $18,540 were paid to PFD.


5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction of the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2009, the Fund's expenses were reduced by $485 under such arrangements.


6.   Additional Disclosures about Derivative Instruments and Hedging Activities

Fair values of derivative instruments as of June 30, 2009:


-------------------------------------------------------------------------------------------------------
Derivatives not                       Asset Derivatives 2009            Liabilities Derivatives 2009
accounted for as                 --------------------------------     ---------------------------------
hedging instruments              Balance Sheet                        Balance Sheet
under Statement 133              Location            Fair Value       Location             Fair Value
-------------------------------------------------------------------------------------------------------
 Equity Contracts -- Options     Receivables         $--              Payables           $232,525
 Total                                               $--                                 $232,525


                   Pioneer Independence Fund | Semiannual Report | 6/30/09    37

The effect of derivative instruments on the Statement of Operations for the six months ended June, 2009 was as follows:


------------------------------------------------------------------------------------------------
                                                                                 Change in
                                                              Realized           Unrealized
Derivatives Not                Location of                    Gain or (Loss)     Gain or (Loss)
Accounted for as               Gain or (Loss)                 on Derivatives     on Derivatives
Hedging Instruments            On Derivatives                 Recognized         Recognized
Under Statement 133            Recognized in Income           in Income          in Income
------------------------------------------------------------------------------------------------
 Equity Contracts -- Options   Net realized gain on options   $ 3,527,232
 Equity Contracts -- Options   Change in unrealized gain                         $ 22,654
                               on options


7.   Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all subsequent events and transactions for potential recognition or disclosure through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


38    Pioneer Independence Fund | Semiannual Report | 6/30/09

Trustees, Officers and Service Providers

Trustees                                          Officers
John F. Cogan, Jr., Chairman                      John F. Cogan, Jr., President
David R. Bock                                     Daniel K. Kingsbury, Executive
Mary K. Bush                                        Vice President
Benjamin M. Friedman                              Mark E. Bradley, Treasurer
Margaret B.W. Graham                              Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


                   Pioneer Independence Fund | Semiannual Report | 6/30/09    39

                            This page for your notes.

40    Pioneer Independence Fund | Semiannual Report | 6/30/09

                            This page for your notes.

                   Pioneer Independence Fund | Semiannual Report | 6/30/09    41

                            This page for your notes.

42    Pioneer Independence Fund | Semiannual Report | 6/30/09

                            This page for your notes.

                   Pioneer Independence Fund | Semiannual Report | 6/30/09    43

                            This page for your notes.

44    Pioneer Independence Fund | Semiannual Report | 6/30/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

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GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 28, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.